Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Commission income	$ 376,800	$ 1,227,880	$ 1,491,111	$ 2,562,037	$ 3,321,837	$ 1,103,406
Commission expense	(103,069)	(497,680)	(459,310)	(917,567)	1,717,786	667,430
Commission expense – related party	(35,750)	(226,800)	(533,750)	(495,625)
Gross margin	237,981	503,400	498,051	1,148,845	1,604,051	435,976
Operating expenses:
Stock based compensation			1,582,072
Professional fees	41,032	27,548	570,351	57,588
Payroll expense	132,556	71,674	280,717	212,160
General and administrative	144,657	110,124	815,137	306,509	680,872	635,942
Depreciation expense					25,903	25,903
Impairment						33,333
Total operating expenses	318,245	209,346	3,248,277	576,257	706,775	695,178
(Loss) income from operations	(80,264)	294,054	(2,750,226)	572,588	897,276	(259,202)
Other expense:
Interest expense	(3,655)		(8,872)
Loan forgiveness						82,335
Total other expense	(3,655)		(8,872)			82,335
Net (loss) income before income tax	(83,919)	294,054	(2,759,098)	572,588
Income tax
Net (Loss) Income	$ (83,919)	$ 294,054	$ (2,759,098)	$ 572,588	$ 897,276	$ (176,867)
(Loss) income per share, basic	$ (0.00)	$ 0.03	$ (0.04)	$ 0.13
(Loss) income per share, diluted	$ (0.00)	$ 0.03	$ (0.04)	$ 0.13
Weighted average shares outstanding, basic	99,818,544	10,133,284	70,442,017	4,309,108
Weighted average shares outstanding, diluted	104,818,544	10,133,284	75,442,017	4,309,108